Earnings Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 381,307	¥ 838,296
Income allocable to preferred shareholders:
Cash dividends paid		(8,970)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	381,307	829,326
Effect of dilutive instruments:
Stock options and restricted stock units-Morgan Stanley	(1,573)	(1,781)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 379,734	¥ 827,545
Shares (Denominator):
Weighted average common shares outstanding	13,947,620	14,163,257
Effect of dilutive instruments:
Convertible preferred stock		1
Stock options	17,644	19,129
Weighted average common shares for diluted EPS computation	13,965,264	14,182,387
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 27.34	¥ 58.55
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 27.19	¥ 58.35